Retirement Benefits To Employees	12 Months Ended
Dec. 31, 2011
Retirement Benefits To Employees [Abstract]
Retirement Benefits To Employees
20.	Retirement benefits to employees

Gratuity benefits

In accordance with the Payment of Gratuity Act, 1972, Patni provides for gratuity, a defined retirement plan covering all eligible employees. The plan provides a lump sum payment to vested employees at retirement or termination of employment based on the respective employee's defined portion of last salary and the years of employment with the Company. This plan is applicable to Patni and its Indian subsidiary Patni Telecom Solutions Private Limited ("Patni Telecom India") and the India branch of CHCS Services Inc. ("CHCS India").

Patni contributes each year to a gratuity fund based upon actuarial valuation performed by an actuary. The fund is administered by Patni through a trust set up for the purpose. All assets of the plan are owned by the trust and comprises investment in government securities, government securities based mutual funds and other securities. The Gratuity Plan of Patni Telecom India and CHCS India is not funded.

With regard to the Gratuity Plans of Patni India, Patni Telecom India and CHCS India, the following table sets forth the plans' funded status and amounts recognized in the Company's consolidated balance sheets (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)
Change in benefit obligation
Projected benefit obligation ("PBO") beginning of period/year	$9,106	$7,895	$6,493
Service cost	1,218	480	1,086
Interest cost	552	268	509
Plan amendments	—	—	726
Translation loss (gain)	(1,421)	(47)	304
Actuarial loss (gain)	(231)	830	(258)
Benefits paid	(1,139)	(320)	(965)

PBO	8,085	9,106	7,895

Fair value of plan assets at beginning of period/year	7,934	5,976	5,874
Actual return on plan assets	380	256	130
Employer contributions	37	2,022	680
Benefits paid	(1,072)	(319)	(964)
Translation gain (loss)	(1,152)	(1)	256

Plan assets at end of period	6,127	7,934	5,976

Funded status	(1,958)	(1,172)	(1,919)

Accumulated benefit obligation	5,782	6,533	5,791

Amounts recognized in the consolidated balance sheets consists of:
Provision for Gratuity (included in 'other current liabilities')	83	75	74
Provision for Gratuity (included in 'other liabilities')	1,875	1,097	1,845

	$1,958	$1,172	$1,919

Key weighted average assumptions used to determine the benefit obligation were as follows:

	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)
Discount rate	9.80%	8.9%

For actuarial valuation at December 31, 2011 and 2010, compensation levels have been assumed to increase at 10% for the first two years, 8% for next three years and 6% thereafter.

The expected rate of return on assets in the future is considered to be 7.5% based on the expectation of the average long-term rate of return to prevail over the next 15 to 20 years on the type of investments prescribed as per the statutory pattern of investments.

The composition of plan assets is detailed below (dollars in thousands):

	As of December 31,
	2011		2010
	(Successor)		(Predecessor)
	Amount	%	Amount	%
Central/State Government Securities	$52	1%	$65	1%
Investment in Government Securities based funds	3,517	57%	3,864	65%
Public Sector bonds/ Financial Institutions/ Bank bonds/ Term deposits/Rupee Bonds	2,558	42%	2,047	34%

Total	$6,127	100%	$5,976	100%

The investments are made in accordance with the prescribed government guidelines. Fair values of government securities based mutual funds are based on prices as stated by the issuers of mutual funds and are classified as Level 2. Fair values of investment in Central/State government securities and public sector bonds/ financial institutions/ bank bonds/ term deposits/ rupee bonds are determined using observable market inputs and are classified as Level 2.

Net periodic gratuity cost included the following components (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Service cost	$1,218	$480	$1,086	$953
Interest cost	552	268	509	504
Expected return on assets	(329)	(159)	(427)	(332)
Amortization of actuarial (gain) loss	(7)	80	101	(11)

Net gratuity cost	$1,434	$669	$1,269	$1,114

Key weighted average assumptions used to determine the net periodic gratuity cost were as follows:

		Year ended December 31,
	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Discount rate	10.05%	8.90%	7.45%	7.45%
Expected return on assets	7.50%	7.50%	7.50%	7.50%

Patni's expected contribution to gratuity fund for the calendar year 2012 is $2.9 million. The expected benefit payments for next ten years are as follows (dollars in thousands):

Amount
2012	$2,113
2013	2,105
2014	1,976
2015	2,298
2016	2,388
2017-2021	8,366

As of December 31, 2011, 2010 and 2009, the pre tax amounts in accumulated other comprehensive income (loss), not yet recognized as a component of net periodic gratuity costs consists of actuarial gain (loss) and prior service cost on account plan amendment of $0.18 million, $(0.6) million and $0.03 million, respectively. The estimated actuarial gain (loss) and prior service cost that will be amortized from other comprehensive income (loss) in net periodic gratuity cost in fiscal 2012 is $305.

Other pension benefits

Two former founder directors of Patni India are entitled to receive pension benefits upon retirement or on termination from employment at the rate of 50% of their last drawn monthly salary. The pension is payable from the time the eligible individual reaches the age of 65 years and is payable to the respective individuals or the surviving spouse. In 2011, the Company settled the pension liability for one of the founder directors by purchasing a non participating annuity contract. The funding discharges the Company of all future pension obligations to this individual. The amount is paid to insurance company for a non participating annuity contract and this constitutes settlement of liability.

For the other founder director, the payment of pension will start when he reaches the age of 65. The Company has invested in a plan with Life insurance Corporation of India which will mature at the time this founder director will reach age of 65. Since the Company is obligated to fund the shortfall, if any, between annuity payable and the value of plan asset, the pension liability is actuarially valued at each balance sheet date.

With regard to former founder directors pension plans, the following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)
Change in benefit obligation
PBO as of beginning of period	$2,664	$2,225	$2,412
Service cost	—	—	—
Interest cost	97	71	178
Translation (gain) loss	(120)	(10)	99
Actuarial (gain) loss	(72)	378	(330)
Benefits paid*	(1,458)	—	(134)

PBO	1,111	2,664	2,225

Fair value of plan assets as of beginning of period	—	—	—
Actual return on plan assets	—	—	—
Employer contributions	1,178	—	—
Benefits paid	—	—	—
Translation gain (loss)	(192)	—	—

Plan assets at end of period	986	—	—

Funded status	(125)	(2,664)	(2,225)

Accumulated benefit obligation	1,111	2,664	2,225
Amounts recognized in the consolidated balance sheets consists of:
Provision for Pension (included in 'other current liabilities')	—	1,458	137
Provision for Pension (included in 'other liabilities')	125	1,206	2,088

	$125	$2,664	$2,225

*	This represents amount paid for purchase of non participating annuity contract for a Founder Director during the year 2011.

Key weighted average assumptions used to determine benefit obligation for the former founder director pension plan were as follows:

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)
Discount rate	7%	7%	8.90%
Increase in compensation levels	0%	0%	0%

The Plan asset is invested with Life Insurance Corporation of India which in turn has invested the funds in Government Security funds and are classified as Level 2.

Net periodic pension cost included the following components (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Service cost	$—	$—	$—	$—
Interest cost	97	71	178	$168
Amortization	—	306	3	—

Net pension cost	$97	$377	$181	$168

Key weighted average assumptions used to determine net periodic pension cost for the former founder directors plan were as follows:

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Discount rate	7%	8.90%	8.90%	7.45%
Increase in compensation levels	0%	0%	0%	0%

The expected contribution for the calendar year 2012 is $Nil million.

The expected benefit payments for next ten years are as follows (dollars in thousands):

Amount
2012	$—
2013	—
2014	—
2015	—
2016	—
2017-2020	$576

A former founder and executive director with Patni USA is entitled to receive pension benefits upon retirement or on termination from employment at the rate of 50% of his last drawn monthly salary. The pension is payable from the time the eligible individual reaches the age of 71 years and is payable to the respective individual or the surviving spouse. In 2011, the Company settled the pension liability by funding a non participating annuity contract. The funding discharges the Company of all future pension obligations to this individual.

With regard to the former founder and executive director's pension plan, the following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)
Change in benefit obligation
PBO as of beginning of period	$10,960	$9,487	$8,007
Service cost	—	92	215
Interest cost	—	162	370
Settlement	—	265	—
Actuarial loss	—	954	895
Amount paid to non participating annuity contract	(10,960)	—	—

PBO	—	10,960	9,487

Funded status	—	(10,960)	(9,487)
Accumulated benefit obligation	—	10,960	7,128
Amounts recognized in the consolidated balance sheets consists of:
Provision for Pension (included in 'other current liabilities')	—	10,960	—
Provision for Pension (included in 'other liabilities')	—	—	9,487

	$—	$10,960	$9,487

Key weighted average assumptions used to determine benefit obligation for the former founder and executive director's plan were as follows:

	January 1, 2011 through May 15, 2011	December 31, 2010
	(Successor)	(Predecessor)
Discount rate	3.5%	4.5%
Increase in compensation levels	—	10%

Net periodic pension cost of former founder and executive director's included the following components (dollars in thousands):

	January 1, 2011 through May 15, 2011	Year ended December 31,
		2010	2009
	(Predecessor)	(Predecessor)	(Predecessor)
Service cost	$92	$215	$201
Settlement	265	—	—
Interest cost	162	370	336
Amortization	2,312	—	—

Net pension cost	$2,831	$585	$537

Key weighted average assumptions used to determine net periodic pension cost for the Patni USA pension plan were as follows:

	January 1, 2011 through May 15, 2011		Year ended December 31,
			2010		2009
	(Predecessor)		(Predecessor)		(Predecessor)
Discount rate	4.5	% p.a.	4.5	% p.a.	4.5	% p.a.
Increase in compensation levels	10	% p.a	10	% p.a.	10	% p.a.

As of December 31, 2011, 2010 and 2009, the pre tax amounts in accumulated other comprehensive income (loss), not yet recognized as a component of net periodic pension costs consists of actuarial loss of $Nil million, $(1.3) million and $(0.7) million, respectively. The estimated actuarial gain (loss) that will be amortized from other comprehensive income (loss) in net periodic pension cost in fiscal 2012 is $Nil million.

Provident Fund

All eligible employees in India receive provident fund benefits through a defined contribution plan in which both the employee and employer make monthly contributions to the plan at 12% each of the covered employee's defined portion of salary. The Company has no further obligations under the plan beyond monthly contribution. Patni contributes to the Provident Fund Plan maintained by the Government of India.

Patni contributed $4.1 million, $2.2 million, $4.6 million and $ 4.2 million to the Provident Fund Plan in the period from May 16, 2011 through December 31, 2011, the period from January 1, 2011 through May 15, 2011, and years ended 2010, and 2009, respectively.